Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

December 31, 2011

Dates Covered
Collections Period	12/01/11 - 12/31/11
Interest Accrual Period	12/15/11 - 01/16/12
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/11	599,636,231.87	38,601
Yield Supplement Overcollateralization Amount at 11/30/11	25,259,265.37	0

Receivables Balance at 11/30/11	624,895,497.24	38,601
Principal Payments	21,553,139.64	746
Defaulted Receivables	1,119,689.69	63
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/11	23,987,197.68	0

Pool Balance at 12/31/11	578,235,470.23	37,792

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540
Delinquent Receivables:
Past Due 31-60 days	7,523,879.89	615
Past Due 61-90 days	1,909,571.08	137
Past Due 91 + days	416,690.12	26

Total	9,850,141.09	778

Total 31+ Delinquent as % Ending Pool Balance	1.70%
Recoveries	681,436.17
Aggregate Net Losses/(Gains) - December 2011	438,253.52
Overcollateralization Target Amount	34,694,128.21
Actual Overcollateralization	34,694,128.21
Weighted Average APR	3.86%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	48.90

Flow of Funds	$ Amount
Collections	24,093,546.56
Advances	8,559.84
Investment Earnings on Cash Accounts	3,843.54
Servicing Fee	(520,746.25)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	23,585,203.69

Distributions of Available Funds
(1) Class A Interest	493,513.08
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	20,116,715.94
(9) Distribution to Certificateholders	2,877,305.55
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	23,585,203.69

Servicing Fee	520,746.25
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 12/15/11	563,658,057.96
Principal Paid	20,116,715.94
Note Balance @ 01/17/12	543,541,342.02

Class A-1
Note Balance @ 12/15/11	0.00
Principal Paid	0.00
Note Balance @ 01/17/12	0.00
Note Factor @ 01/17/12	0.0000000%

Class A-2
Note Balance @ 12/15/11	173,930,057.96
Principal Paid	20,116,715.94
Note Balance @ 01/17/12	153,813,342.02
Note Factor @ 01/17/12	73.9487221%

Class A-3
Note Balance @ 12/15/11	213,000,000.00
Principal Paid	0.00
Note Balance @ 01/17/12	213,000,000.00
Note Factor @ 01/17/12	100.0000000%

Class A-4
Note Balance @ 12/15/11	127,995,000.00
Principal Paid	0.00
Note Balance @ 01/17/12	127,995,000.00
Note Factor @ 01/17/12	100.0000000%

Class B
Note Balance @ 12/15/11	24,366,000.00
Principal Paid	0.00
Note Balance @ 01/17/12	24,366,000.00
Note Factor @ 01/17/12	100.0000000%

Class C
Note Balance @ 12/15/11	24,367,000.00
Principal Paid	0.00
Note Balance @ 01/17/12	24,367,000.00
Note Factor @ 01/17/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	591,182.20
Total Principal Paid	20,116,715.94

Total Paid	20,707,898.14

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	92,762.70
Principal Paid	20,116,715.94

Total Paid to A-2 Holders	20,209,478.64

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7401546
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.1859406

Total Distribution Amount	25.9260952

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4459745
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	96.7149805

Total A-2 Distribution Amount	97.1609550

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/11	94,078.42
Balance as of 12/31/11	102,638.26
Change	8,559.84

Reserve Account
Balance as of 12/15/11	2,064,965.17
Investment Earnings	331.15
Investment Earnings Paid	(331.15)
Deposit/(Withdrawal)	—
Balance as of 01/17/12	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17